WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 53.0%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	0.900%	3/25/24	$2,510,000	$2,502,691
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,360,000	1,360,000	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	320,000	319,225
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	658,491
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	458,058

Total Diversified Telecommunication Services				5,298,465

Entertainment - 0.6%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,530,000	1,498,011
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	910,000	861,333

Total Entertainment				2,359,344

Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	662,459	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,940,000	2,900,107
Comcast Corp., Senior Notes	3.950%	10/15/25	1,370,000	1,346,460
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	104,081	(a)

Total Media				5,013,107

Wireless Telecommunication Services - 1.0%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	510,882
Sprint LLC, Senior Notes	7.125%	6/15/24	1,150,000	1,153,766
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,810,000	2,747,673
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	82,603

Total Wireless Telecommunication Services				4,494,924

TOTAL COMMUNICATION SERVICES				17,165,840

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 1.7%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,310,000	1,296,971
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	488,509
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,727,706
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	593,258
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	910,000	878,411
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,282,913
Hyundai Capital America, Senior Notes	5.950%	9/21/26	330,000	333,821	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	1,014,385	(a)

Total Automobiles				7,615,974

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - 0.4%
eBay Inc., Senior Notes	1.400%	5/10/26	$690,000	$636,609
Prosus NV, Senior Notes	3.257%	1/19/27	1,120,000	1,031,274	(a)

Total Broadline Retail				1,667,883

Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	210,000	215,765
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	190,000	207,408
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,890,000	2,765,585
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	484,328	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	470,000	461,460
Sands China Ltd., Senior Notes	2.550%	3/8/27	330,000	297,458
Sands China Ltd., Senior Notes	3.100%	3/8/29	220,000	190,033

Total Hotels, Restaurants & Leisure				4,622,037

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	127,543

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	293,051

TOTAL CONSUMER DISCRETIONARY				14,326,488

CONSUMER STAPLES - 1.4%
Personal Care Products - 0.5%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,130,000	1,102,286
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	946,484

Total Personal Care Products				2,048,770

Tobacco - 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,150,000	1,110,893
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,456,450
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	750,000	695,092
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	940,000	928,566

Total Tobacco				4,191,001

TOTAL CONSUMER STAPLES				6,239,771

ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Chevron USA Inc., Senior Notes	0.687%	8/12/25	120,000	112,898
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,487,000	1,505,395	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	900,000	917,072	(a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	119,362	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,666,168
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,900,000	2,773,331

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	$30,000	$29,552	(b)(c)
Energy Transfer LP, Senior Notes	4.500%	4/15/24	730,000	728,738
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,147,091
Energy Transfer LP, Senior Notes	5.550%	2/15/28	630,000	635,472
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	1,160,000	1,141,243
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,850,000	2,780,755
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,852,073
EQT Corp., Senior Notes	3.125%	5/15/26	1,620,000	1,533,370	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	530,340
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	536,468
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,488,364
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,565
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,073,198
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	686,689
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	158,989
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,400,800
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,077,288
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,140,000	1,066,755	(a)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	410,000	426,721
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,780,000	1,850,040
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	200,000	213,368
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	185,499
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,620,000	1,586,265
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	410,000	423,556

TOTAL ENERGY				30,696,425

FINANCIALS - 21.3%
Banks - 13.2%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,532,503	(c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,880,000	3,673,811	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,760,000	1,754,670	(c)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	6.406%	9/15/26	200,000	199,241	(c)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,622,321

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Montreal, Senior Notes	1.850%	5/1/25	$650,000	$624,809
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	716,242
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,872,843	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	645,746	(a)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	400,000	397,081	(b)(c)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	3,240,000	3,211,828	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,528,410	(c)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,220,512	(c)
Citigroup Inc., Senior Notes (SOFR + 0.686%)	6.031%	10/30/24	2,170,000	2,172,621	(c)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	316,350	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	521,245	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	857,800	(a)(c)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,580,000	3,573,150	(a)(c)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,128,836	(a)(c)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	484,491	(c)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then 3 mo. Term SOFR + 0.540%)	0.824%	6/1/25	3,190,000	3,148,182	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,270,000	2,184,548	(c)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	248,168	(c)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,649,994	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	611,087	(c)

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	$1,230,000	$1,205,124
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,530,000	2,313,784
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,100,000	1,000,311	(c)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,919,698	(a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	2,800,000	2,569,911
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	240,000	242,471	(c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	137,478	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	262,810	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,380,000	5,163,892	(c)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,716,606	(c)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,985,915

Total Banks				57,414,489

Capital Markets - 6.5%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	988,226
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	432,471
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,876,165
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,248,085
Credit Suisse AG, Senior Notes	4.750%	8/9/24	250,000	248,881
Credit Suisse AG, Senior Notes	7.950%	1/9/25	300,000	305,405
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,310,000
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	146,933
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,324,692	(c)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.505%)	5.859%	9/10/24	3,000,000	3,001,505	(c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,227,313	(c)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,790,000	2,781,693	(c)
UBS AG, Senior Notes	1.250%	6/1/26	800,000	733,688
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	587,033	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	$650,000	$589,035	(a)(c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,287,558	(a)(c)

Total Capital Markets				28,088,683

Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	1,033,604
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	690,000	699,003
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,382,282	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	480,238	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,139,339
USAA Capital Corp., Senior Notes	0.500%	5/1/24	750,000	744,057	(a)

Total Financial Services				5,478,523

Insurance - 0.3%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	184,634
Aon North America Inc., Senior Notes	5.150%	3/1/29	850,000	850,861	(d)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	369,263	(a)

Total Insurance				1,404,758

TOTAL FINANCIALS				92,386,453

HEALTH CARE - 5.2%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,950,000	1,909,987
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	295,434
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,830,000	1,825,109

Total Biotechnology				4,030,530

Health Care Equipment & Supplies - 0.2%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	186,000	184,804
Solventum Corp., Senior Notes	5.450%	2/25/27	600,000	601,246	(a)

Total Health Care Equipment & Supplies				786,050

Health Care Providers & Services - 2.5%
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	760,000	756,961
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	380,921
Centene Corp., Senior Notes	4.625%	12/15/29	350,000	331,557
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,440,000	2,407,787
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,850,000	2,792,633

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	3.000%	8/15/26	$120,000	$113,978
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	296,955
Humana Inc., Senior Notes	1.350%	2/3/27	1,890,000	1,695,343
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	235,007
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,210,000	1,198,141
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	774,885

Total Health Care Providers & Services				10,984,168

Pharmaceuticals - 1.6%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,260,427
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	170,000	169,763
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	790,000	789,282
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,600,000	1,591,447
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,933,700
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	198,510

Total Pharmaceuticals				6,943,129

TOTAL HEALTH CARE				22,743,877

INDUSTRIALS - 4.4%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	4.875%	5/1/25	1,030,000	1,020,745
Boeing Co., Senior Notes	2.750%	2/1/26	2,540,000	2,413,285
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,530,000	1,498,471
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,030,000	949,176
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	156,542
RTX Corp., Senior Notes	5.750%	11/8/26	2,370,000	2,404,686
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	231,327

Total Aerospace & Defense				8,674,232

Commercial Services & Supplies - 0.1%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	230,000	225,207
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	197,196

Total Commercial Services & Supplies				422,403

Ground Transportation - 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,200,000	1,100,980

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.000%	2/14/25	400,000	386,528

Machinery - 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	953,868
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,050,000	1,056,296

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - (continued)
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	$710,000	$654,755
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	101,596	(a)

Total Machinery				2,766,515

Passenger Airlines - 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	200,000	210,377	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	557,455
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	299,790	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,572,664	(a)

Total Passenger Airlines				3,640,286

Trading Companies & Distributors - 0.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,180,000	2,002,605
Air Lease Corp., Senior Notes	5.300%	2/1/28	290,000	288,783

Total Trading Companies & Distributors				2,291,388

TOTAL INDUSTRIALS				19,282,332

INFORMATION TECHNOLOGY - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,380,000	1,273,290

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,290,000	1,245,199
Intel Corp., Senior Notes	1.600%	8/12/28	1,400,000	1,218,100
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	1,490,000	1,454,434
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,002,607

Total Semiconductors & Semiconductor Equipment				4,920,340

Software - 0.5%
Oracle Corp., Senior Notes	3.400%	7/8/24	1,980,000	1,963,968

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	2,480,000	2,168,847

TOTAL INFORMATION TECHNOLOGY				10,326,445

MATERIALS - 2.2%
Chemicals - 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,410,000	1,357,315	(a)

Metals & Mining - 1.1%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	435,777
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,540,294	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,030,000	952,987	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,140,000	1,156,245
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	850,000	815,168

Total Metals & Mining				4,900,471

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.8%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	$1,200,000	$1,097,672	(a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,100,000	1,061,336	(a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	1,260,000	1,257,300

Total Paper & Forest Products				3,416,308

TOTAL MATERIALS				9,674,094

REAL ESTATE - 0.1%
Health Care REITs - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	389,311	(a)

UTILITIES - 1.6%
Electric Utilities - 1.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	880,000	888,149
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	442,619
Georgia Power Co., Senior Notes	5.004%	2/23/27	970,000	968,435
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	241,355
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	530,000	531,387
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,360,000	1,353,787	(a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	910,000	892,348
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,710,000	1,752,017

TOTAL UTILITIES				7,070,097

TOTAL CORPORATE BONDS & NOTES (Cost - $239,688,978)				230,301,133

ASSET-BACKED SECURITIES - 14.8%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	6.140%	10/25/35	462,787	430,001	(c)
AMMC CLO Ltd., 2020-23A A1R (3 mo. Term SOFR + 1.302%)	6.618%	10/17/31	1,120,000	1,122,553	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	564,743	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	856,802	(a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	6.719%	2/20/36	510,000	510,393	(a)(c)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.714%	7/15/31	$609,979	$611,950	(a)(c)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. Term SOFR + 1.312%)	6.630%	4/24/29	229,659	230,195	(a)(c)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.584%	8/19/38	1,032,681	1,019,101	(a)(c)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	225,607	195,260	(a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	305,039	297,316	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,375,004	2,251,528	(a)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	875,041	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	408,415	333,676	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.479%	8/9/24	915,000	913,216	(a)(c)
Cutwater Ltd., 2015-1A AR (3 mo. Term SOFR + 1.482%)	6.796%	1/15/29	40,467	40,410	(a)(c)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	6.786%	7/26/66	1,524,509	1,533,079	(a)(c)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,283,242	(a)
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	4,996,221	(a)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.181%	10/29/29	650,000	650,000	(a)(c)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.184%	2/5/31	1,000,000	997,557	(a)(c)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. Term SOFR + 1.942%)	7.214%	5/5/32	970,000	973,496	(a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	772,252	619,036	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.532%	12/20/29	706,671	708,919	(a)(c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.452%	7/15/39	1,280,000	1,267,034	(a)(c)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	7.214%	4/26/31	667,000	670,210	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.839%	1/20/30	164,950	165,614	(a)(c)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.879%	1/20/30	820,000	827,443	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	389,433	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,362,432	(a)

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	6.436%	9/17/36	$789,407	$783,040	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	493,986	415,639	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	6.185%	10/25/35	461,816	450,898	(c)
Jamestown CLO Ltd., 2018-6RA A1 (3 mo. Term SOFR + 1.412%)	6.736%	4/25/30	252,031	252,257	(a)(c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.506%	2/15/39	1,300,000	1,277,252	(a)(c)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,271,542	(a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	6.569%	4/20/32	760,000	760,380	(a)(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.680%	10/18/31	526,467	527,400	(a)(c)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.706%	7/25/34	270,000	270,628	(a)(c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.514%	10/16/36	1,093,842	1,087,427	(a)(c)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.176%	7/15/29	500,000	501,606	(a)(c)
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	6.631%	2/20/31	951,483	954,376	(a)(c)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	7.329%	7/20/31	1,250,000	1,254,797	(a)(c)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. Term SOFR + 0.694%)	6.015%	2/25/36	776,782	764,456	(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	510,693	479,750	(a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	34,922	33,899	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.332%	1/15/43	123,648	123,135	(a)(c)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	6.036%	4/25/40	714,110	699,089	(c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.036%	12/26/69	537,318	529,541	(a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.036%	9/25/42	299,041	294,321	(a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.464%	4/20/62	1,550,000	1,525,353	(a)(c)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	6.174%	4/20/62	$1,012,420	$1,001,492	(a)(c)
Neuberger Berman CLO Ltd., 2014-17A BR2 (3 mo. Term SOFR + 1.762%)	7.079%	4/22/29	750,000	752,234	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A AR (3 mo. Term SOFR + 1.282%)	6.591%	4/19/30	653,368	654,546	(a)(c)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	6.365%	8/25/34	368,922	371,256	(c)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. Term SOFR + 1.539%)	3.780%	5/25/33	147,439	139,563	(c)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. Term SOFR + 0.824%)	6.145%	12/25/33	804,791	793,853	(c)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. Term SOFR + 1.212%)	6.526%	7/15/29	324,214	325,166	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.624%	5/23/31	747,152	749,493	(a)(c)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. Term SOFR + 0.894%)	6.215%	11/25/34	281,664	278,392	(c)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	221,125	179,822
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,431,050	(a)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.829%	10/20/31	1,270,487	1,268,965	(a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.634%	1/15/28	1,380,000	1,381,611	(a)(c)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. Term SOFR + 0.994%)	3.760%	8/25/33	187,742	170,768	(c)
RR Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.352%)	6.666%	1/15/30	474,332	474,712	(a)(c)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	530,000	533,138	(a)(c)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.916%	12/15/39	1,062,300	1,035,884	(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.182%	10/15/41	1,206,343	1,297,732	(a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	5.803%	7/25/55	148,473	139,443	(c)
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	5.793%	1/25/41	598,878	579,462	(c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.986%	5/26/55	667,725	655,354	(c)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	6.086%	6/26/28	$700,862	$694,005	(c)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	6.882%	2/17/32	40,670	40,732	(a)(c)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	318,380	281,282	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	434,260	393,825	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.232%	1/15/53	2,163,849	2,142,532	(a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	426,950	389,272	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	943,004	873,418	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	525,256	480,043	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	6.417%	1/17/32	676,971	678,268	(a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	866,968	780,316	(a)
Voya CLO Ltd., 2016-3A A1R (3 mo. Term SOFR + 1.452%)	6.750%	10/18/31	239,396	239,659	(a)(c)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	591,827	582,022	(a)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.710%	7/24/32	1,040,000	1,043,367	(a)(c)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	6.826%	10/15/31	282,161	283,341	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $66,149,817)				64,068,705

COLLATERALIZED MORTGAGE OBLIGATIONS (e) - 14.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.502%	9/15/34	500,000	489,689	(a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	290,954	242,410	(a)(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.307%	10/15/38	790,000	771,190	(a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.514%	11/17/38	724,204	721,349	(a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	818,200
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.354%	1/18/36	483,936	482,726	(a)(c)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.032%	9/15/54	12,339,595	605,783	(c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	519,807
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	888,487	(c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	0.814%	7/15/56	20,906,372	650,372	(c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.865%	7/15/35	910,000	907,628	(a)(c)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (e) - (continued)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	$297,379	$276,410	(a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	895,024	893,361	(a)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	920,900	(a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	6.353%	12/15/38	110,000	108,730	(a)(c)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	6.102%	6/15/38	971,018	962,538	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.132%	9/15/36	1,460,000	1,444,585	(a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.308%	1/17/39	1,570,000	1,557,610	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.735%	8/25/35	1,063	991	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	6.015%	10/25/35	4,478	4,186	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.635%	1/25/36	1,677	1,485	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	833,491	720,275	(a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	306,061
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	807,525	819,835	(a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	92,243	85,265	(a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	202,821	188,193	(a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	202,821	188,244	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,300,383	(a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	335,630	307,401	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	393,942	332,699	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	393,942	326,985	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	485,941	403,438	(a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	802,608	638,173	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	475,463	410,667	(a)(c)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	655,161	635,990	(a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,503,363	1,347,618	(a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	609,493	490,993	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (e) - (continued)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	$316,595	$269,309	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.133%	11/15/38	1,218,582	1,207,305	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	6.096%	8/25/29	1,200,000	1,203,277	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	5.886%	9/25/49	673,148	654,917	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.422%	10/25/33	850,000	861,391	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.722%	2/25/42	880,000	899,566	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.509%	6/1/28	24	24	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	7.622%	8/25/33	317,628	324,319	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.822%	6/25/42	810,000	877,814	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (30 Day Average SOFR + 2.714%)	8.036%	5/25/24	525,268	526,563	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	7.586%	10/25/30	320,000	326,670	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.822%	10/25/43	596,753	613,984	(a)(c)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	3.410%	3/25/27	271	270	(c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	81,861	80,445	(c)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (e) - (continued)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.841%	3/25/42	$586,485	$567,385	(c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.489%	8/25/43	328,065	322,924	(c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.266%	8/25/42	260,227	250,095	(c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	5.836%	5/25/42	48,925	48,768	(c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	963,452	907,768	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.963%	2/20/61	31,878	31,754	(c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.863%	3/20/63	157,249	155,828	(c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	6.463%	3/20/66	1,408,770	1,406,303	(c)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	5.963%	7/20/67	532,599	528,438	(c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.774%	4/20/70	2,387,505	2,343,079	(c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	6.824%	6/20/71	2,923,758	2,942,457	(c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.624%	9/20/71	2,955,199	2,918,798	(c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.784%	3/20/23	53,638	53,635	(a)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.382%	10/15/36	1,110,000	1,095,157	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.174%	6/20/35	218,316	199,467	(c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.334%	6/20/35	179,421	163,270	(c)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.955%	11/25/35	152,075	133,334	(c)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (e) - (continued)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.379%	3/25/50	$305,486	$275,537	(a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	876,755	824,012	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	576,326	559,176	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	1,217,491	1,177,138	(a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	478,004	459,369	(a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.705%	9/25/57	935,723	915,056	(a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	323,250	313,711
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.465%	11/15/34	173,277	172,200	(a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	122,041	113,904	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	82,280	76,417	(a)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	776,165	653,570	(a)(c)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	892,160	805,769	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.638%	3/25/47	211,355	198,196
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	661,303	521,416	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	667,106	524,377	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	870,208	677,236	(a)(c)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	836,851	693,027	(a)(c)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.916%	10/15/36	974,363	960,451	(a)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.193%	5/30/25	144,229	144,448	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.135%	11/27/31	127,068	126,905	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	199,242	180,598	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,068,002	854,629	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,095	2,481
Ready Capital Mortgage Financing LLC, 2021-FL6 A (1 mo. Term SOFR + 1.064%)	6.385%	7/25/36	754,858	748,180	(a)(c)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (e) - (continued)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	5.885%	11/25/33	$22,287	$21,797	(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.582%	5/15/38	920,000	891,970	(a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.318%	1/15/39	1,560,000	1,545,795	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	5.763%	3/25/34	73,989	66,429	(c)
Structured Asset Securities Corp., 2005-RF3 2A	4.095%	6/25/35	269,124	234,289	(a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	7.585%	10/25/48	1,460,000	1,522,195	(a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.015%	7/25/45	960,798	909,761	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.155%	7/25/45	307,941	288,381	(c)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	60,207	58,966

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $64,528,116)				61,202,357

MORTGAGE-BACKED SECURITIES - 5.7%
FHLMC - 2.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,846,983	1,709,247
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	95,621	98,874
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.630%)	3.268%	1/1/49	4,143,159	3,887,025	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.184%)	1.781%	8/1/51	5,013,505	4,491,152	(c)

Total FHLMC				10,186,298

FNMA - 2.4%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,309,836	1,227,965
Federal National Mortgage Association (FNMA)	3.000%	4/1/38 - 2/1/40	1,655,386	1,534,717
Federal National Mortgage Association (FNMA)	4.500%	11/1/38 - 1/1/59	899,804	876,817
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	4,074,438	4,041,416
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	1,179,727	1,204,261

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	$1,280,050	$1,292,604
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.443%	9/1/37	214,932	216,423	(c)

Total FNMA				10,394,203

GNMA - 0.9%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	22,984	21,048
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	146,367	122,747
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,288,118	1,285,167
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	1,283,467	1,301,273
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,300,000	1,325,372

Total GNMA				4,055,607

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $26,301,543)				24,636,108

SENIOR LOANS - 1.8%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	7.076%	2/1/27	489,770	488,660	(c)(f)(g)
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.329%	12/7/30	757,405	746,044	(c)(f)(g)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.941%	9/18/26	493,014	492,534	(c)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.932%	1/31/28	590,000	585,374	(c)(f)(g)

TOTAL COMMUNICATION SERVICES				2,312,612

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.576%	9/23/30	58,388	58,216	(c)(f)(g)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.2%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	8.076%	10/19/27	$476,612	$473,959	(c)(f)(g)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.678%)	9.119%	2/17/28	512,509	513,045	(c)(f)(g)

Total Specialty Retail				987,004

TOTAL CONSUMER DISCRETIONARY				1,045,220

FINANCIALS - 0.5%
Financial Services - 0.4%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.441%	3/20/28	538,917	536,309	(c)(f)(g)
Setanta Aircraft Leasing DAC, Term Loan (1 mo. Term SOFR + 2.262%)	7.610%	11/5/28	550,000	551,262	(c)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.426%	1/13/29	527,694	528,354	(c)(f)(g)

Total Financial Services				1,615,925

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.691%	7/31/27	538,917	531,507	(c)(f)(g)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.676%	8/21/28	47,750	47,571	(c)(f)(g)

Total Insurance				579,078

TOTAL FINANCIALS				2,195,003

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.426%	11/15/27	417,419	410,166	(c)(f)(g)

Pharmaceuticals - 0.1%
Jazz Financing Lux Sarl, Dollar Facility Term Loan B1 (1 mo. Term SOFR + 3.114%)	8.441%	5/5/28	439,113	440,211	(c)(f)(g)

TOTAL HEALTH CARE				850,377

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., 2026 Term Loan (1 mo. Term SOFR + 2.364%)	7.691%	10/1/26	294,381	294,934	(c)(f)(g)

Ground Transportation - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.448%	12/30/26	814,292	815,228	(c)(f)(g)

TOTAL INDUSTRIALS				1,110,162

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.326%	10/16/26	$486,111	$483,211	(c)(f)(g)

TOTAL SENIOR LOANS (Cost - $8,030,204)				7,996,585

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Notes	4.250%	12/31/25	870,000	863,305
U.S. Treasury Notes	4.625%	11/15/26	260,000	261,011
U.S. Treasury Notes	4.500%	9/30/28	480,000	486,562
U.S. Treasury Notes	4.875%	10/31/28	250,000	256,162

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,864,084)				1,867,040

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR Futures, Put @ $94.750	4/12/24	87	217,500	6,525
3-Month SOFR Futures, Put @ $96.000	12/13/24	102	255,000	184,238
U.S. Treasury 5-Year Notes Futures, Call @ $107.500	3/22/24	37	37,000	10,695

TOTAL PURCHASED OPTIONS (Cost - $143,027)				201,458

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $406,705,769)				390,273,386

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 9.2%
COMMERCIAL PAPER - 5.1%
BPCE SA	5.594%	4/17/24	2,500,000	2,482,217	(h)(i)
MUFG Bank Ltd.	5.541%	4/12/24	5,000,000	4,968,420	(i)
Rabobank Netherland NV	5.586%	6/5/24	5,000,000	4,928,484	(i)
Societe Generale SA	5.631%	4/18/24	5,000,000	4,963,464	(h)(i)
Svenska Handelsbanken AB	5.528%	6/11/24	5,000,000	4,924,856	(h)(i)

TOTAL COMMERCIAL PAPER (Cost - $22,262,367)				22,267,441

CERTIFICATES OF DEPOSIT - 0.7%
Mizuho Bank Ltd. (Cost - $3,000,222)	5.620%	5/30/24	3,000,000	3,001,110

U.S. TREASURY BILLS - 0.6%
U.S. Treasury Bills (Cost - $2,480,777)	5.431%	4/23/24	2,500,000	2,480,567	(i)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS — 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $12,113,088)	5.272%	12,113,088	$12,113,088	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $39,856,454)			39,862,206

TOTAL INVESTMENTS - 99.1% (Cost - $446,562,223)			430,135,592
Other Assets in Excess of Liabilities - 0.9%			4,116,628

TOTAL NET ASSETS - 100.0%			$434,252,220

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Rate shown represents yield-to-maturity.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $12,113,088 and the cost was $12,113,088 (Note 2).

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IBOR	— Interbank Offered Rate
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At February 29, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	12/13/24	$97.125	102	$255,000	$(22,313)
3-Month SOFR Futures, Put	12/13/24	95.500	102	255,000	(99,450)
U.S. Treasury 5-Year Notes Futures, Call	3/22/24	108.500	37	37,000	(3,469)
U.S. Treasury 5-Year Notes Futures, Put	3/22/24	106.000	17	17,000	(3,320)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $127,300)					$(128,552)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At February 29, 2024, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
3-Month SOFR	186	3/25	$44,566,079	$44,407,500	$(158,579)
3-Month SOFR	16	3/24	3,785,350	3,785,900	550
3-Month SOFR	205	3/26	49,323,646	49,346,063	22,417

					(135,612)

Contracts to Sell:
3-Month SOFR	34	6/24	8,038,744	8,048,225	(9,481)
U.S. Treasury 2-Year Notes	105	6/24	21,486,316	21,498,750	(12,434)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell continued
U.S. Treasury 5-Year Notes	967	6/24	$103,174,413	$103,378,344	$(203,931)
U.S. Treasury 10-Year Notes	55	6/24	6,062,238	6,074,063	(11,825)
U.S. Treasury Long-Term Bonds	13	6/24	1,544,179	1,550,250	(6,071)
U.S. Treasury Ultra Long- Term Bonds	2	6/24	253,990	255,750	(1,760)

					(245,502)

Net unrealized depreciation on open futures contracts					$(381,114)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At February 29, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	$(292,672)	$127	$(292,799)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	408,479	2,568	405,911

Total	$26,742,000				$115,807	$2,695	$113,112

†	Percentage shown is an annual percentage rate.

Reference rate(s) and their value(s) as of period end used in this table:

REFERENCE INDEX	REFERENCE RATE
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2024 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

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Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$230,301,133	—	$230,301,133
Asset-Backed Securities	—	64,068,705	—	64,068,705
Collateralized Mortgage Obligations	—	61,202,357	—	61,202,357
Mortgage-Backed Securities	—	24,636,108	—	24,636,108
Senior Loans	—	7,996,585	—	7,996,585
U.S. Government & Agency Obligations	—	1,867,040	—	1,867,040
Purchased Options	$201,458	—	—	201,458

Total Long-Term Investments	201,458	390,071,928	—	390,273,386

Short-Term Investments†:
Commercial Paper	—	22,267,441	—	22,267,441
Certificates of Deposit	—	3,001,110	—	3,001,110
U.S. Treasury Bills	—	2,480,567	—	2,480,567
Money Market Funds	12,113,088	—	—	12,113,088

Total Short-Term Investments	12,113,088	27,749,118	—	39,862,206

Total Investments	$12,314,546	$417,821,046	—	$430,135,592

Other Financial Instruments:
Futures Contracts††	$22,967	—	—	$22,967
Centrally Cleared Interest Rate Swaps††	—	$405,911	—	405,911

Total Other Financial Instruments	$22,967	$405,911	—	$428,878

Total	$12,337,513	$418,226,957	—	$430,564,470

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$128,552	—	—	$128,552
Futures Contracts††	404,081	—	—	404,081
Centrally Cleared Interest Rate Swaps††	—	$292,799	—	292,799

Total	$532,633	$292,799	—	$825,432

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 29, 2024. The following transactions were effected in such company for the period ended February 29, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$179,460,429	179,460,429	$167,347,341	167,347,341

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$856,849	—	$12,113,088

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